THE ADVISORS' INNER CIRCLE FUND II

                      CHAMPLAIN ALL CAP FUND (THE "FUND")

                    SUPPLEMENT DATED OCTOBER 1, 2015 TO THE
  SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                  (THE "SAI"),
                          EACH DATED NOVEMBER 28, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION
                WITH THE SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

     On or around November 30, 2015, to better reflect the investment strategy of the Fund, the name and 80% investment policy of the Fund will change as follows:

----------------------------------------------------------------------------------------------------
                                  CURRENT                              NEW
----------------------------------------------------------------------------------------------------
NAME                      Champlain All Cap Fund          Champlain Focused Large Cap Value Fund
----------------------------------------------------------------------------------------------------
80% INVESTMENT POLICY     Under normal circumstances,     Under normal circumstances,
                          the Fund invests at least       the Fund invests at least
                          80% of its net assets,          80% of its net assets,
                          plus any borrowings for         plus any borrowings for
                          investment purposes, in         investment purposes, in equity
                          equity securities.              securities of large companies.
----------------------------------------------------------------------------------------------------

     More information about the strategy and risks of the Fund will be available in the Fund's Summary Prospectus, Prospectus and SAI, each dated November 28, 2015.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 CSC-SK-007-0100